SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Forward Purchase Agreement Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance December 31, 2022	$ 0
Cash funded	18,911
Proceeds	(2,525)
Change in fair value	(13,403)	$ 0
Balance December 31, 2023	$ 2,983	$ 0